Long-term investments (Tables)	12 Months Ended
Dec. 31, 2022
Long-term investments
Schedule of Long-term Investments

As of December 31, 2021 and 2022, the long-term investments consisted of the following:

			December 31,
	Initial Cost	Ownership	2021
	US$		US$
Nonmarketable equity securities
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	313,691
Zhengzhou Taike Real Estate Co., Ltd.	738,073	3.75%	784,228
Equity method investees
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	523,459,957	49%	539,866,587
Madison Developments Limited.	19,095,969	50%	—
Wuhu Penghong Investment Center (Limited Partnership)	61,998,960	n/a	46,617,348
Suzhou Rongjingchen Real Estate Co., Ltd	42,041,464	24%	16,646,705
Others	68,076,387	n/a	62,999,293
Total			667,227,852

			December 31,
	Initial Cost	Ownership	2022
	US$		US$
Nonmarketable equity securities
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	287,167
Zhengzhou Taike Real Estate Co., Ltd.	738,073	3.75%	—
Equity method investees
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	523,459,957	49%	—
Madison Developments Limited.	19,095,969	50%	—
Wuhu Penghong Investment Center (Limited Partnership)	61,998,960	n/a	26,784,584
Suzhou Rongjingchen Real Estate Co., Ltd	42,041,464	24%	19,078,393
Others	68,076,387	n/a	46,323,185
Total			92,473,329

Schedule of equity method investees

December 31,
2022
US$
(in thousands)
Current assets	948,517
Non-current assets	66,394
Current liabilities	529,077
Non-current liabilities	327,947
Non-controlling interest	1,379
Gross revenue	390,785
Gross profit	52,508
Loss from continuing operations	(12,922)
Net loss	(25,665)
Net loss attributable to the Company	(26,167)